Financial risk management - Exchange risk management (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial risk management
Percent of revenue (excluding construction revenue) from TUA of international passengers (as a percent)	15.95%	15.69%	15.88%
Appreciation rate of the peso to U.S. Dollar (as a percent)	10.00%	10.00%	10.00%
Projected decrease in revenue due to appreciation rate of peso to U.S. dollar	$ 120,798	$ 106,179	$ 92,154
Depreciation of peso to U.S. Dollar (as a percent)	3.99%